DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Vessels and equipment, net	$ 3,531,470	$ 3,477,801
Vessels
Debt Instrument [Line Items]
Vessels and equipment, net	$ 3,531,079	$ 3,477,283